INCOME TAXES (Schedule of Reconciliation of Income Taxes Computed at Statutory Rate) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of income taxes computed at statutory rate
Tax benefit at statutory rate					$ 1,124,511	$ 962,662
Valuation allowance					(1,124,511)	(962,662)
Income tax expense (benefit)